Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity
18.	Equity

Ordinary shares and Pre-funded Warrant

On November 23, 2022, the Company issued 58,472,736 ordinary shares for a registered direct offering of approximately $15.0 million. The aggregate proceeds the Company received from this offering, net of commissions and other offering expenses, were $13.7 million. The offering consisted of (1) 3,654,546 ADSs and 1,800,000 pre-funded warrants to purchase ADSs (“Pre-Funded Warrant”) and (2) 5,454,546 ADSs warrants to purchase ADSs(“Warrant”). Each Warrant is exercisable to purchase one ADS for $2.75 and each Pre-Funded Warrant is exercisable to purchase one ADS for $0.001. Each ADS represents sixteen (16) Class A ordinary shares of the Company. The Pre-Funded Warrant became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-Funded Warrant are exercised in full. The Warrant has a term of five years from the issuance date. On November 25, 2022, 800,000 pre-funded warrants had been exercised, 12,800,000 ordinary shares were issued upon such exercise.

The Company determined that the Pre-Funded Warrant meet the requirements for equity classification. The Pre-Funded warrants were recorded at their fair value on the date of issuance as a component of total equity. In addition, since these Pre-Funded warrants are exercisable for a nominal amount, they have been shown as exercised when issued and as outstanding common stock in the consolidated financial statements and earnings per share calculations. 1,000,000 pre-funded warrants had been exercised on January 30, 2024.

On October 24, 2024, the Company issued 58,024,480 ordinary shares for a registered direct offering of approximately $1.1 million. The aggregate proceeds the Company received from this offering, net of commissions and other offering expenses, were $0.9 million. The offering consisted of (1) 241,677 ADSs and 520,042 pre-funded warrants to purchase ADSs (“Pre-Funded Warrant”) and (2) 761,719 ADSs warrants to purchase ADSs(“Warrant”). Each Warrant is exercisable to purchase one ADS for $1.45 and each Pre-Funded Warrant is exercisable to purchase one ADS for $0.001. Each ADS represents two hundred and forty (240) Class A ordinary shares of the Company. The Pre-Funded Warrant became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-Funded Warrant are exercised in full. The Warrant has a term of five years from the issuance date. In October 2024, 520,042 pre-funded warrants had been exercised, 124,810,080 ordinary shares were issued upon such exercise.

Warrant

On November 23, 2022, the Warrant are classified as a liability and the fair value allocated to the Warrant was RMB36.8 million. On October 28, 2024, the Warrant are classified as a liability and the fair value allocated to the Warrant was RMB6.9 million. The warrant liability will be re-measured at each reporting period until the warrant are exercised or expire and any changes will be recognized in the statement of operations and comprehensive loss. The fair value of Warrant was RMB68.6 million and no warrants were exercised as of December 31, 2024.